Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company renewed its operating facility lease effective October 1, 2016 under a non-cancelable operating lease that expires on 30 September 2017. Monthly rental payments under this lease are $4,693 plus a proportionate share of operating expenses. The Company previously had leases for operating facilities in Florida, Illinois and Arizona all of which terminated during 2016. Total rent expense for the three months ended March 31, 2017 and 2016 was $16,817 and $54,687 respectively. The Company is responsible for certain operating expenses in connection with these leases.

Legal Matters

From time to time, the Company may be involved in legal proceedings in the normal course of its business. The Company is not involved in any legal proceedings at the present time.

Professional Consulting Contract

The Company has a professional consulting contract with its Chief Executive Officer (“CEO”), according to which, the Company paid $0 and health insurance for the three months ended March 31, 2017. The Company is obligated to pay its CEO $1 annually plus health insurance, with a discretionary bonus to be determined by the Company’s Board on December 31, 2017. There was no bonus approved or paid for the year ended December 31, 2016.

Regulatory Requirements

State statutes authorizing the Company’s products and services typically provide state agencies that regulate banks and financial institutions with significant regulatory powers to administer and enforce the law. Under statutory authority, state regulators have broad discretionary power and may impose new licensing requirements, interpret or enforce existing regulatory requirements in different ways, or issue new administrative rules. In addition, when the staff of state regulatory bodies change, it is possible that the interpretations of applicable laws and regulations may also change.

Net Profit Interest

The Company has a net profit interest agreement with its lender, under which the Company pays 20% of its subsidiary IEC SPV LLC’s net profit to the lender (see note 4).

9.	COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company renewed its operating facility lease effective October 1, 2016 under a non-cancelable operating lease that expires on 30 September 2017. Monthly rental payments under this lease are $4,693 plus a proportionate share of operating expenses. The Company previously had leases for operating facilities in Florida, Illinois and Arizona all of which terminated during 2016. Total rent expense for the year ended December 31, 2016 and 2015 was $178,678 and $244,621, respectively. The Company is responsible for certain operating expenses in connection with these leases.

Legal Matters

From time to time, the Company may be involved in legal proceedings in the normal course of its business. The Company is not involved in any legal proceedings at the present time.

Professional Consulting Contract

The Company had a professional consulting contract with its Chief Executive Officer (“CEO”), according to which, the Company paid $1,000,000 and health insurance for the year ended December 31, 2016. The Company was obligated to pay its CEO $1,000,000 annually plus health insurance, with a discretionary bonus to be determined by the Company’s Board on December 31, 2016. There was no bonus approved or paid for the year ended December 31, 2016.

Regulatory Requirements

State statutes authorizing the Company’s products and services typically provide state agencies that regulate banks and financial institutions with significant regulatory powers to administer and enforce the law. Under statutory authority, state regulators have broad discretionary power and may impose new licensing requirements, interpret or enforce existing regulatory requirements in different ways, or issue new administrative rules. In addition, when the staff of state regulatory bodies change, it is possible that the interpretations of applicable laws and regulations may also change.

Net Profit Interest

The Company has a net profit interest agreement with its lender, under which the Company pays 20% of its subsidiary IEC SPV LLC’s net profit to the lender (see note 4).